Other net income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income [abstract]
Other net income	€ (56)	€ 236	€ 20
Hyperinflation loss	(333)
Gain on exit of business	125
Gain on liquidation of entity	€ 67
Receivable related to the insolvency of a financial institution		72
Proceeds from agreement of withdrawal of retail banking market		34
Income from positive recovery of defaulted receivables		€ 25	27
Net loss			€ (58)